UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 2000
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Weston Capital Management Inc.
                  ------------------------------
Address:          12424 Wilshire Blvd., Suite 1115
                  --------------------------------
                  Los Angeles, CA  90025
                  ----------------------



Form 13F File Number:    28-04065
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan E. Weston
         --------------------------
Title:   Chief Executive Officer
         --------------------------
Phone:   310-826-0811
         --------------------------

Signature, Place, and Date of Signing:

     /s/ Alan E. Weston             Los Angeles, CA                  2000
    ----------------------------    ----------------------------   -------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                     0
                                                 -------------------
Form 13F Information Table Entry Total:                93
                                                 -------------------
Form 13F Information Table Value Total:            $ 118,584,000
                                                 -------------------
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock 2008 Insured Municip CU               09247k109     1563   107300 SH       SOLE                   107300
Blackrock CA Insured 2008      CU               09247g108     2509   165900 SH       SOLE                   165900
Blackrock NY Insd 2008 Com     CU               09247l107      144    10000 SH       SOLE                    10000
Blackrock 2000 Target Term Tru CI               092476100     7368   746100 SH       SOLE                   746100
Blackrock 2001 Term Trust      CI               092477108     3262   352600 SH       SOLE                   352600
Blackrock 2002 Strategic Term  CI               09247p108     5267   581200 SH       SOLE                   581200
Blackrock 2004 Invest Qual Ter CI               09247j102      110    13700 SH       SOLE                    13700
Income Opportunities Fund 2000 CI               45333q105      186    18700 SH       SOLE                    18700
TCW/DW Term Tr 2002            CI               87234t101      244    26000 SH       SOLE                    26000
'S&P 500' Depository Receipts  COM              78462F103     1557 10841.00 SH       SOLE                 10841.00
AT&T Liberty Media Group Cl A  COM              001957208     1050 58326.00 SH       SOLE                 58326.00
AT&T Wireless Group            COM              001957406      225 10800.00 SH       SOLE                 10800.00
Abbott Labs                    COM              002824100     2254 47400.00 SH       SOLE                 47400.00
Abiomed Inc                    COM              003654100     2916 85600.00 SH       SOLE                 85600.00
America Online Inc.            COM              02364J104      627 11660.00 SH       SOLE                 11660.00
American Express               COM              025816109      559  9200.00 SH       SOLE                  9200.00
American Home Products         COM              026609107     1597 28300.00 SH       SOLE                 28300.00
American Tel & Tel             COM              001957109      220  7477.00 SH       SOLE                  7477.00
Amgen, Inc                     COM              031162100     2011 28800.00 SH       SOLE                 28800.00
At Home Corp.                  COM              045919107      255 18052.05 SH       SOLE                 18052.05
Bankamerica Corp               COM              06605f102      505  9641.00 SH       SOLE                  9641.00
Bestfoods                      COM              08658u101      359  4940.00 SH       SOLE                  4940.00
Bristol Myers Squibb           COM              110122108     2188 38294.00 SH       SOLE                 38294.00
Cadiz Inc.                     COM              127537108      361 36100.00 SH       SOLE                 36100.00
Charles Schwab Corporation     COM              808513105      866 24400.00 SH       SOLE                 24400.00
Chevron Corp                   COM              166751107      327  3830.00 SH       SOLE                  3830.00
Cisco Systems                  COM              17275r102     3374 61070.00 SH       SOLE                 61070.00
Citigroup Inc.                 COM              172967101     1009 18624.67 SH       SOLE                 18624.67
Coastcast Corp.                COM              19057t108      832 53700.00 SH       SOLE                 53700.00
Coca Cola                      COM              191216100      423  7676.00 SH       SOLE                  7676.00
Colgate Palmolive Co.          COM              194162103      463  9800.00 SH       SOLE                  9800.00
Comcast Corp Class A Special   COM              200300200      788 19250.00 SH       SOLE                 19250.00
Dell Computer                  COM              247025109     1074 34850.00 SH       SOLE                 34850.00
Dental/Medical Diagnostic Syst COM              24873k208       22 20000.00 SH       SOLE                 20000.00
Disney (Walt) Holding Co.      COM              254687106      442 11552.00 SH       SOLE                 11552.00
EMC Corp. Mass.                COM              268648102      971  9800.00 SH       SOLE                  9800.00
Enron Corp.                    COM              293561106     4113 46936.00 SH       SOLE                 46936.00
Exxon Mobil Corp.              COM              30231g102     2902 32558.00 SH       SOLE                 32558.00
Firstar Corp. New              COM              33763v109     1119 50000.00 SH       SOLE                 50000.00
GDR Sonera Corp.               COM              835433202      338 13400.00 SH       SOLE                 13400.00
Gap Inc.                       COM              364760108      957 47575.00 SH       SOLE                 47575.00
General Electric Co            COM              369604103     6323 109600.00SH       SOLE                109600.00
Genzyme Corp-Molecular Oncolog COM              372917500      170 12253.00 SH       SOLE                 12253.00
Gillette Co.                   COM              375766102      205  6650.00 SH       SOLE                  6650.00
Home Depot                     COM              437076102     1057 19925.00 SH       SOLE                 19925.00
Honeywell Intl. Inc.           COM              438516106      529 14850.00 SH       SOLE                 14850.00
Intel Corp                     COM              458140100     2917 70176.00 SH       SOLE                 70176.00
Intelidata Technologies Corp.  COM              45814t107      395 75500.00 SH       SOLE                 75500.00
JDS Uniphase Corp.             COM              46612j101      230  2430.00 SH       SOLE                  2430.00
Johnson & Johnson Inc          COM              478160104     1946 20712.00 SH       SOLE                 20712.00
Keystone Automotive            COM              49338n109       60 12500.00 SH       SOLE                 12500.00
Kinder Morgan, Inc.            COM              49455p101      802 19600.00 SH       SOLE                 19600.00
Lernout & Hauspie Speech Produ COM              B5628b104      268 20450.00 SH       SOLE                 20450.00
Lucent Technologies            COM              549463107     1953 63896.00 SH       SOLE                 63896.00
Main Street & Main Inc. New    COM              560345308      122 40830.00 SH       SOLE                 40830.00
McDonalds Corp.                COM              580135101      220  7300.00 SH       SOLE                  7300.00
Medtronic Inc                  COM              585055106      855 16500.00 SH       SOLE                 16500.00
Merck & Co Inc                 COM              589331107     7191 96600.00 SH       SOLE                 96600.00
Microsoft                      COM              594918104     2174 36078.00 SH       SOLE                 36078.00
Nokia Corp. ADR 'A'            COM              654902204      834 20950.00 SH       SOLE                 20950.00
Office Depot                   COM              676220106      122 15600.00 SH       SOLE                 15600.00
Oracle Corporation             COM              68389x105     4137 52537.00 SH       SOLE                 52537.00
Pfizer Inc.                    COM              717081103     1645 36602.00 SH       SOLE                 36602.00
Phillips Petroleum             COM              718507106      201  3200.00 SH       SOLE                  3200.00
Proctor & Gamble               COM              742718109     1668 24896.00 SH       SOLE                 24896.00
Psinet, Inc.                   COM              74437c101      107 11100.00 SH       SOLE                 11100.00
Qwest Communications Intl. Inc COM              749121109     3045 63271.82 SH       SOLE                 63271.82
Royal Dutch Petroleum          COM              780257804      984 16420.00 SH       SOLE                 16420.00
Schering-Plough Corp           COM              806605101     3034 65168.00 SH       SOLE                 65168.00
Seagate Technology             COM              811804103      747 10825.00 SH       SOLE                 10825.00
Star Telecommunication         COM              854923109       30 15106.00 SH       SOLE                 15106.00
Starbucks Corp.                COM              855244109     1256 31350.00 SH       SOLE                 31350.00
Sun Microsystems               COM              866810104      823  7050.00 SH       SOLE                  7050.00
Texaco Inc                     COM              881694103      696 13250.00 SH       SOLE                 13250.00
Texas Instruments Inc.         COM              882508104      611 12950.00 SH       SOLE                 12950.00
Time Warner Inc.               COM              887315109      955 12200.00 SH       SOLE                 12200.00
UIT Diamonds TR Ser 1 (DJIA)   COM              252787106     1757 16480.00 SH       SOLE                 16480.00
Verizon Communications         COM              92343v104      807 16651.00 SH       SOLE                 16651.00
Viacom Inc Class B             COM              925524308     1583 26996.00 SH       SOLE                 26996.00
Wal-Mart Stores Inc            COM              931142103      373  7750.00 SH       SOLE                  7750.00
Weirton Steel Corp.            COM              948774104       34 13800.00 SH       SOLE                 13800.00
Worldcom Inc.                  COM              98157D106     2608 85866.00 SH       SOLE                 85866.00
EMC CALL's exerc price 35; Jan CALL             48899w9a2     -339      -52 SH  CALL SOLE                      -52
U.S. West (Qwest) CALLs ex px  CALL             9129309a4     -387     -129 SH  CALL SOLE                     -129
Alliance Capital Mgmt Hldng LP LTD              01855a101     1286 25650.00 SH       SOLE                 25650.00
Buckeye Partners LP            LTD              118230101     1759 61168.00 SH       SOLE                 61168.00
El Paso Energy Partners LP     LTD              28368b102      225  8400.00 SH       SOLE                  8400.00
Kinder Morgan Energy Partners  LTD              494550106     1557 32875.00 SH       SOLE                 32875.00
Equity Office PPty TR          REIT             294741103      426 13700.000SH       SOLE                13700.000
Equity Residential Properties  REIT             29476l107      439 9134.000 SH       SOLE                 9134.000
Meditrust Corp (Pair Certifica REIT             58501t306       57 19282.000SH       SOLE                19282.000
Nationwide Health Properties I REIT             638620104      171 10750.000SH       SOLE                10750.000
Spieker Properties, Inc.       REIT             848497103      558 9700.000 SH       SOLE                 9700.000
